Income Tax (Details) - Schedule of Reconciliation the Statutory and Effective Tax Expenses (Parentheticals)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Reconciliation the Statutory and Effective Tax Expenses [Abstract]
Statutory tax rate	16.50%	16.50%